Environmental Liabilities - Reconciliation between Undiscounted Basis of Environmental Liabilities and Amount Recognized on Consolidated Balance Sheets (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Environmental Liabilities [Line Items]
Undiscounted environmental liabilities	$ 80	$ 94
Less: discounting environmental liabilities to present value	(1)	(1)
Discounted environmental liabilities	79	93
PCB [Member]
Environmental Liabilities [Line Items]
Undiscounted environmental liabilities	39	50
Less: discounting environmental liabilities to present value	0	(1)
Discounted environmental liabilities	39	49
Land Assessment and Remediation [Member]
Environmental Liabilities [Line Items]
Undiscounted environmental liabilities	41	44
Less: discounting environmental liabilities to present value	(1)	0
Discounted environmental liabilities	$ 40	$ 44